Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 67,823	$ 183,626	$ 68,906
Net Income (Loss) Available to Common Stockholders, Basic	$ 67,823	$ 180,918	$ 65,510
Weighted average number of common shares - basic (in shares)	170,098,572	143,911,452	99,657,909
Dilutive effect of stock-based awards (in shares)	242,067	581,481	364,452
Weighted average number of common shares - diluted (in shares)	170,340,639	144,492,933	100,022,361
Earnings per common share:
Basic (in dollars per share)	$ 0.40	$ 1.26	$ 0.66
Diluted (in dollars per share)	$ 0.40	$ 1.25	$ 0.65
Entities Under Common Control [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 4,968	$ 6,699	$ 11,764
SPT Explorer LLC And Navigator Spirit LLC [Member] | Entities Under Common Control [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income	$ 0	$ 2,708	$ 3,396